Notes Payable	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Notes Payable

Note 4 — Notes Payable

We have the following notes as of September 30, 2015 and 2014:

Post bankruptcy the Company acquired the assets of Metu Brands Inc. (a ready to operate web site business).  In addition to a $3,000 deposit the Company signed a note payable for $7,000. This note was due September 24, 2014 and carries a zero percent interest rate. This note is note in default.